Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location [Line Items]
Total	$ 213,739	$ 84,450	$ 647,227	$ 203,814	$ 943,702	$ 370,647
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location [Line Items]
Total	213,739	25,000	560,627	83,044
Foreign [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location [Line Items]
Total		$ 59,450	$ 86,600	$ 120,770